	RMB SMID Cap Fund
	Portfolio Holdings As of September 30, 2021 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 97.9%
	(percentage of net assets)
	AEROSPACE & DEFENSE 0.9%
	HEICO Corp.	18,576	$2,449,617

	AUTO COMPONENTS 2.2%
*	Fox Factory Holding Corp.	19,295	2,788,899
*	Visteon Corp.	32,208	3,040,113
			5,829,012
	BANKS 9.9%
	First Republic Bank	24,492	4,724,017
	Pinnacle Financial Partners, Inc.	77,057	7,249,523
	ServisFirst Bancshares, Inc.	79,783	6,207,117
*	SVB Financial Group	6,198	4,009,362
	Webster Financial Corp.	69,610	3,790,961
			25,980,980
	BIOTECHNOLOGY 2.2%
*	CRISPR Therapeutics AG	11,293	1,264,025
*	Editas Medicine, Inc.	28,428	1,167,822
*	Exact Sciences Corp.	19,711	1,881,415
*	Intellia Therapeutics, Inc.	9,777	1,311,585
			5,624,847
	BUILDING PRODUCTS 2.2%
	Carlisle Cos., Inc.	16,573	3,294,547
*	Trex Co., Inc.	23,836	2,429,603
			5,724,150
	CAPITAL MARKETS 1.5%
	MarketAxess Holdings, Inc.	3,186	1,340,319
	Stifel Financial Corp.	39,293	2,670,352
			4,010,671
	CHEMICALS 1.3%
	RPM International, Inc.	42,991	3,338,251

	COMMERCIAL SERVICES & SUPPLIES 3.6%
	Brink's Co. (The)	42,549	2,693,352
*	Copart, Inc.	47,884	6,642,468
			9,335,820
	CONSTRUCTION MATERIALS 3.7%
	Eagle Materials, Inc.	43,188	5,664,538
	Martin Marietta Materials, Inc.	11,321	3,868,159
			9,532,697
	CONTAINERS & PACKAGING 2.2%
	Avery Dennison Corp.	27,261	5,648,752

	DISTRIBUTORS 1.2%
	Pool Corp.	7,102	3,085,180

	DIVERSIFIED CONSUMER SERVICES 1.4%
*	Bright Horizons Family Solutions, Inc.	13,083	1,824,032
*	Terminix Global Holdings, Inc.	45,418	1,892,568
			3,716,600
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 4.3%
*	Teledyne Technologies, Inc.	15,634	6,716,054
*	Trimble, Inc.	55,857	4,594,238
			11,310,292
	ENTERTAINMENT 0.6%
*	Roku, Inc. - Class A	5,308	1,663,262

	EQUITY REAL ESTATE INVESTMENT 8.6%
	Alexandria Real Estate Equities, Inc.	23,952	4,576,509
	CyrusOne, Inc.	25,943	2,008,247
	EastGroup Properties, Inc.	36,301	6,048,836
	PotlatchDeltic Corp.	85,448	4,407,408
	STORE Capital Corp.	165,850	5,312,175
			22,353,175
	HEALTH CARE EQUIPMENT & SUPPLIES 5.1%
*	BioLife Solutions, Inc.	69,869	2,956,856
*	IDEXX Laboratories, Inc.	3,217	2,000,652
*	Insulet Corp.	3,649	1,037,155
	West Pharmaceutical Services, Inc.	17,168	7,288,503
			13,283,166
	HOTELS, RESTAURANTS & LEISURE 2.5%
*	Vail Resorts, Inc.	19,896	6,646,259

	HOUSEHOLD DURABLES 2.1%
*	Helen of Troy Ltd.	5,904	1,326,511
*	NVR, Inc.	603	2,890,830
*	Sonos, Inc.	38,266	1,238,288
			5,455,629
	INFORMATION TECHNOLOGY SERVICES 1.0%
	Jack Henry & Associates, Inc.	15,864	2,602,648

	INSURANCE 4.4%
	American Financial Group, Inc.	52,029	6,546,809
*	Markel Corp.	4,035	4,822,350
			11,369,159
	LIFE SCIENCES TOOLS & SERVICES 6.2%
	Bio-Techne Corp.	13,775	6,674,951
*	NeoGenomics, Inc.	27,895	1,345,655
*	Repligen Corp.	28,424	8,214,252
			16,234,858
	MACHINERY 4.5%
	Graco, Inc.	56,109	3,925,947
	IDEX Corp.	19,033	3,938,879
	ITT, Inc.	44,633	3,831,297
			11,696,123
	METALS & MINING 3.1%
	Royal Gold, Inc.	25,720	2,456,003
	Steel Dynamics, Inc.	98,551	5,763,262
			8,219,265
	MULTI-UTILITIES 1.7%
	Algonquin Power & Utilities Corp.	309,373	4,535,408

	OIL, GAS & CONSUMABLE FUELS 2.8%
	Devon Energy Corp.	128,332	4,557,069
	Diamondback Energy, Inc.	28,138	2,663,825
			7,220,894
	PHARMACEUTICALS 2.8%
*	Catalent, Inc.	55,270	7,354,779

	ROAD & RAIL 1.7%
	Old Dominion Freight Line, Inc.	15,686	4,485,882

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
	MKS Instruments, Inc.	30,790	4,646,519
	Monolithic Power Systems, Inc.	12,453	6,035,720
			10,682,239
	SOFTWARE 7.0%
*	Digimarc Corp.	42,154	1,451,784
*	Fair Isaac Corp.	11,766	4,682,044
*	Five9, Inc.	8,230	1,314,660
*	Guidewire Software, Inc.	13,692	1,627,568
*	PTC, Inc.	43,317	5,188,944
*	Tyler Technologies, Inc.	8,806	4,038,872
			18,303,872
	TEXTILES, APPAREL & LUXURY GOODS 1.5%
	Columbia Sportswear Co.	40,444	3,876,153

	TRADING COMPANIES & DISTRIBUTORS 1.6%
	Watsco, Inc.	15,879	4,201,901
	Total Common Stocks (Cost: $127,596,039)		255,771,541

	Short-Term Investments 0.0%
	(percentage of net assets)
	MONEY MARKET FUNDS 0.0%
	First American Government Obligations Fund - Class X - 0.03% [a]	969	969
	Total Short-Term Investments (Cost: $969)		969

	Total Investments 97.9% (Cost: $127,597,008)		$255,772,510
	Cash and other assets, less liabilities 2.1%		5,426,711
	Net Assets 100.0%		$261,199,221

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At September 30, 2021	Level 1	Level 2	Level 3	Total
RMB SMID Cap Fund
Assets
Common Stocks[1]	$255,771,541	$-	$-	$255,771,541
Short-Term Investments	969	-	-	969
Total Investments in Securities	$255,772,510	$-	$-	$255,772,510

[1]	Refer to the Fund’s Portfolio Holdings for a breakdown of holdings by industry.